OTHER COMPREHENSIVE INCOME	12 Months Ended
Sep. 27, 2019
Equity [Abstract]
OTHER COMPREHENSIVE INCOME	OTHER COMPREHENSIVE INCOME
The following table presents the changes in the accumulated balances for each component of other comprehensive income (loss):

(In millions)	Unrealized Gain (Loss) on Derivative Financial Instruments	Unrealized Gain on Defined Benefit Obligations	Accumulated Other Comprehensive Income
Balance at September 28, 2018	$5.8	$—	$5.8
Other comprehensive loss before reclassifications	(8.3)	(1.9)	(10.2)
Income tax benefit	2.1	0.6	2.7
Balance at September 27, 2019	$(0.4)	$(1.3)	$(1.7)

No amounts were reclassified out of accumulated other comprehensive income during fiscal years 2019 and 2018.